Accounts Receivable, Net (Details) - Schedule of accounts receivable consists - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Accounts Receivable Consists [Abstract]
Accounts receivable	$ 15,975,717	$ 16,020,269
Less: allowance for doubtful accounts	(791,827)	(446,527)
Accounts receivable, net	$ 15,183,890	$ 15,573,742